ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 6, 2026	Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 240 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2026 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund and AMG GW&K Small/Mid Cap Core Fund dated May 1, 2026;

(ii)	Prospectus for AMG GW&K Municipal Enhanced SMA Shares, dated May 1, 2026;

(iii)	Prospectus for AMG GW&K Securitized Bond SMA Shares, dated May 1, 2026;

(iv)	Prospectus for AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, dated May 1, 2026;

(v)	Prospectus for AMG Renaissance Large Cap Growth Fund, dated May 1, 2026;

(vi)	Prospectus for AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund, dated May 1, 2026;

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(vii)

Statement of Additional Information for AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Small/Mid Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG Renaissance Large Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, dated May 1, 2026;

(viii)	Statement of Additional Information for AMG GW&K Municipal Enhanced SMA Shares, dated May 1, 2026;

(ix)	Statement of Additional Information for AMG GW&K Securitized Bond SMA Shares, dated May 1, 2026; and

(x)	Statement of Additional Information for AMG Yacktman Focused Fund, AMG Yacktman Global Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, dated May 1, 2026.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry